Share Capital (Details 4) - Warrants [Member]	12 Months Ended
	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of classes of share capital [line items]
Number of warrants outstanding | shares	23,713,716	23,713,716	18,533,587	1,933,625
$0.40 CAD - $2.00 CAD [Member]
Disclosure of classes of share capital [line items]
Weighted average contractual life	3 years 4 months 6 days
Number of warrants outstanding | shares	21,723,121	21,723,121
$0.40 CAD - $2.00 CAD [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price	$ 0.40
$0.40 CAD - $2.00 CAD [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price	$ 2.00
$1.00 USD - $12.00 USD [Member]
Disclosure of classes of share capital [line items]
Weighted average contractual life	3 months 4 days
Number of warrants outstanding | shares	2,000,595	2,000,595
$1.00 USD - $12.00 USD [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price		$ 1.00
$1.00 USD - $12.00 USD [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price		$ 12.00